March 27, 1996


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

RE:		Lehman Brothers Institutional Funds Group Trust
		File No. 33-55034/811-7364

Dear Sir/Madam:

	On behalf of the Lehman Brothers Institutional Funds Group Trust
 (the "Trust"), pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, we are transmitting for filing via EDGAR the Annual Report dated January 31, 1996.

	Any questions with respect to this filing should be directed to the undersigned at (617) 248-6112.


Sincerely,


/s/ JoAnne Langhauser
JoAnne Langhauser
Senior Legal Product Manager

Encl.



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